Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Summary of Revenue

	Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
	(In Millions)
Revenue from contracts with customers	$214,498	$220,190	$227,185
Other revenues
Government grants income	1,030	1,704	1,393
Rental income	1,022	1,120	1,196
Others	189	185	194
	2,241	3,009	2,783
Total	$216,739	$223,199	$229,968

Summary of Contract Balances
b.
Contract balances

	January 1,	December 31
	2023	2023	2024
	NT$	NT$	NT$
	(In Millions)
Trade notes and accounts receivable (Note 11)	$24,672	$24,842	$26,026
Contract assets
Products and service bundling	$7,956	$9,297	$10,446
Others	1,256	1,206	2,306
Less : Loss allowance	(19)	(21)	(24)
	$9,193	$10,482	$12,728
Current	$6,056	$6,713	$8,401
Noncurrent	3,137	3,769	4,327
	$9,193	$10,482	$12,728
Contract liabilities
Telecommunications business	$14,081	$14,016	$13,931
Project business	6,586	6,654	8,015
Advance house and land receipts (Notes 12 and 42)	—	460	1,064
Others	397	518	832
	$21,064	$21,648	$23,842
Current	$13,390	$14,088	$16,301
Noncurrent	7,674	7,560	7,541
	$21,064	$21,648	$23,842

Summary of Changes in Contract Assets and Contract Liabilities	Significant changes of contract assets and liabilities recognized resulting from product and service bundling were as follows:

	Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
	(In Millions)
Contract assets
Net increase of customer contracts	$6,933	$7,961	$8,617
Reclassified to trade receivables	(6,149)	(6,574)	(7,443)
	$784	$1,387	$1,174
Contract liabilities
Net increase of customer contracts	$9	$187	$197
Recognized as revenues	(5)	(173)	(184)
	$4	$14	$13

Summary of Revenue Recognized

Revenue recognized for the year that was included in the contract liability at the beginning of the year was as follows:

	Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
	(In Millions)
Telecommunications business	$6,626	$6,660	$6,721
Project business	4,067	5,290	4,474
Others	440	540	459
	$11,133	$12,490	$11,654

Summary of Incremental Costs of Obtaining Contracts
c.
Incremental costs of obtaining contracts

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Current
Incremental costs of obtaining contracts	$211	$339

Noncurrent
Incremental costs of obtaining contracts	$939	$1,222